UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices)(Zip code)

James Ash

            Gemini Fund Services, LLC., 80 Arkay Dr Suite 110., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

5/31

Date of reporting period: 8/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2014

Shares					Value ($)
		COMMON STOCK - 0.1%
		INSURANCE - 0.0%
25,800		Blue Capital Reinsurance Holdings, Ltd.			472,914

		INVESTMENT COMPANY - 0.1%
50,000		Fifth Street Senior Floating Corp.			617,000

		TOTAL COMMON STOCK - (Cost -$1,161,500)			1,089,914

Principal Amount ($)			Coupon Rate (%)	Maturity
		BONDS & NOTES - 84.1%
		APPAREL - 0.7%
7,500,000		Hanesbrand, Inc.	6.3750	12/15/2020	8,090,625

		BANKS - 23.1%
2,000,000		ABN AMRO Bank NV (b)	6.2500	9/13/2022	2,192,500
1,100,000		Bank of America Corp. (b)	0.5636	8/15/2016	1,092,552
2,750,000		Bank of America Corp. (b)	0.7891	5/2/2017	2,731,553
4,000,000		Bank of America Corp. (b)	1.2736	1/15/2019	4,097,128
1,967,000		Bank of America Corp. (b)	8.0000	Perpetual	2,184,145
1,000,000		Banque International a Luxemburg SA (b)	0.9546	7/5/2016	982,500
3,200,000	GBP	Barclays Bank PLC (b)	14.0000	Perpetual	7,139,720
2,000,000		BBVA Bancomer SA (a)	6.7500	9/30/2022	2,277,000
4,000,000		BNP Paribas SA (a,b)	5.1860	Perpetual	4,070,000
18,000,000		Citigroup, Inc. (b)	0.5006	6/9/2016	17,925,966
1,900,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (b)	8.3750	Perpetual	2,063,875
4,214,000		Credit Agricole SA	9.7500	Perpetual	4,328,831
5,300,000	EUR	Deutsche Bank Capital Finance Trust I (b)	1.7500	Perpetual	5,350,685
3,700,000	EUR	Deutsche Bank Capital Funding Trust VI (b)	5.9560	Perpetual	4,845,621
1,050,000	EUR	Deutsche Postbank Funding Trust II (b)	6.3400	Perpetual	1,381,541
1,000,000		Fifth Third Bancorp (b)	0.6510	12/20/2016	997,155
9,100,000		First Maryland Capital I (b)	1.2336	1/15/2027	8,463,000
1,500,000		Goldman Sachs Group, Inc. (b)	0.6796	3/22/2016	1,502,241
65,000		Goldman Sachs Group, Inc. (b)	0.8341	9/29/2014	65,025
5,000,000		Goldman Sachs Group, Inc. (b)	1.3336	11/15/2018	5,100,020
6,554,000		Goldman Sachs Group, Inc. (b)	1.8346	11/29/2023	6,806,480
2,000,000		Hypothekenbank Frankfurt International SA	5.1250	1/21/2016	2,097,110
10,000,000		ING Bank NV (b)	4.1250	11/21/2023	10,283,100
6,130,000		JP Morgan Chase Capital XXIII (b)	1.2336	5/15/2047	5,084,835
1,000,000		JPMorgan Chase & Co. (b)	0.8549	2/26/2016	1,005,956
5,000,000		JPMorgan Chase & Co. (b)	5.0000	Perpetual	4,984,615
10,000,000		JPMorgan Chase & Co. (b)	6.1250	Perpetual	10,302,930
1,000,000		JPMorgan Chase & Co. (b)	6.7500	Perpetual	1,078,750
18,707,000		JPMorgan Chase & Co. (b)	7.9000	Perpetual	20,788,154
7,450,000		JPMorgan Chase Capital XXI (b)	1.1891	2/2/2037	6,518,750
3,000,000		Lloyd's Bank PLC (b)	0.4375	Perpetual	2,038,500
1,000,000		M&T Bank Corp. (b)	6.4500	Perpetual	1,080,000
1,870,319		Manufacturers & Traders Trust Co.	5.6290	12/1/2021	1,954,483
1,000,000		Morgan Stanley (b)	0.7136	10/15/2015	1,003,228
15,000,000		Morgan Stanley (b)	1.5141	4/25/2018	15,424,110
5,000,000		Morgan Stanley	5.0000	10/15/2030	5,155,975
2,000,000		Morgan Stanley (b)	5.4500	Perpetual	2,037,500
8,200,000	EUR	Nordea bank AB (b)	1.8830	Perpetual	8,750,171
7,000,000		Nordea bank AB (b)	8.3750	Perpetual	7,234,500
10,310,000		PNC Financial Services Group, Inc. (b)	4.4544	Perpetual	10,369,283
5,000,000		PNC Financial Services Group, Inc. (b)	6.7500	Perpetual	5,638,760
6,967,000		Royal Bank of Scotland PLC (b)	9.5000	3/16/2022	8,079,177
4,000,000		Santander Financial issuances Ltd. (b)	7.2500	11/1/2015	4,281,504
8,550,000		State Street Capital Trust IV (b)	1.2306	6/15/2037	7,427,812
600,000		SunTrust Capital III (b)	0.8806	3/15/2028	523,500
6,000,000		Turkiye Garanti Bankasi AS	4.0000	9/13/2017	6,100,500
3,000,000		UBS Preferred Funding Trust V (b)	6.2430	Perpetual	3,178,125
8,000,000		VTB Bank OJSC via VTB Capital SA (a)	6.4650	3/4/2015	8,083,040
9,000,000		VTB Bank OJSC via VTB Eurasia SA (b)	9.5000	Perpetual	8,418,870
15,700,000		Wells Fargo & Co. (b)	7.9800	Perpetual	17,819,500
1,342,000		Zions Bancorporation	7.7500	9/23/2014	1,346,845
					273,687,121
		BEVERAGES - 0.0%
225,000		PepsiCo, Inc. (b)	0.4449	2/26/2016	225,529

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2014

Principal Amount ($)			Coupon Rate (%)	Maturity	Value ($)
		BULDING MATERIALS - 0.4%
4,235,000		Martin Marietta Materials, Inc. (a,b)	1.3307	6/30/2017	4,250,856

		CHEMICALS - 0.1%
1,500,000		Monsanto Co. (b)	0.4371	11/7/2016	1,502,133

		COMMERCIAL SERVICES - 2.1%
16,147,000		Lender Process Services	5.7500	4/15/2023	17,317,658
1,000,000		McGraw Hill Financial, Inc.	5.9000	11/15/2017	1,104,680
6,949,799		Weight Watchers International, Inc. (b)	3.7500	4/2/2020	5,455,592
840,000		Western Union Co. (b)	1.2270	8/21/2015	845,268
					24,723,198
		COMPUTERS - 2.7%
500,000		Apple, Inc. (b)	0.2891	5/3/2016	500,405
12,081,000		Brocade Communications Systems, Inc.	6.8750	1/15/2020	12,722,803
2,936,000		Hewlett-Packard Co. (b)	1.1736	1/14/2019	2,976,857
15,000,000		Seagate HDD Cayman (a)	6.8750	5/1/2020	16,012,500
					32,212,565
		DIVERSIFIED FINANCIAL SERVICES - 10.9%
5,500,000	EUR	Banque Federative du Credit Mutual (b)	1.6850	Perpetual	5,452,389
1,300,000		Cantor Fitzgerald LP (a)	6.3750	6/26/2015	1,350,375
3,200,000		Cantor Fitzgerald LP (a)	7.8750	10/15/2019	3,536,640
2,500,000		Ford Motor Credit Corp. (b)	1.0131	1/17/2017	2,517,952
1,000,000		Ford Motor Credit Corp. (b)	1.0603	3/12/2019	1,006,865
4,500,000		General Electric Capital Corp. (b)	0.4906	9/15/2014	4,500,050
14,000,000		General Electric Capital Corp. (b)	0.6181	5/5/2026	13,168,890
11,830,000		General Electric Capital Corp. (b)	6.3750	11/15/2067	13,147,862
2,000,000		HSBC Finance Corp. (b)	0.6636	6/1/2016	2,001,908
3,000,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp.	3.5000	3/15/2017	3,026,250
13,000,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp.	4.8750	3/15/2019	13,390,000
4,000,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp.	6.0000	8/1/2020	4,290,000
4,000,000		International Lease Finance Corp.	8.6250	9/15/2015	4,297,500
6,620,000		International Lease Finance Corp.	8.7500	3/15/2017	7,592,313
8,750,000		International Lease Finance Corp. (b)	2.1806	6/15/2016	8,837,500
6,000,000		Kayne Anderson MLP Investment Co. (b)	1.4810	8/19/2016	6,041,652
3,000,000		Navient LLC	6.0000	1/25/2017	3,232,500
2,000,000		Navient LLC	8.4500	6/15/2018	2332400
10,000,000		Nelnet, Inc. (b)	3.6091	9/29/2036	7787500
7,000,000		Scottrade Financial Services, Inc. (a)	6.1250	7/11/2021	7,337,043
15,000,000		Skyway Concession Co. LLC (a,b)	0.5141	6/30/2017	14,296,875
					129,144,464
		ELECTRIC - 1.1%
8,000,000		AES Corp. (b)	3.2336	6/1/2019	8,060,000
500,000		NRG Energy, Inc.	7.8750	5/15/2021	551,250
4,000,000		NRG Energy, Inc.	8.2500	9/1/2020	4,350,000
					12,961,250
		ENTERTAINMENT - 0.4%
4,000,000		International Game Technology	7.5000	6/15/2019	4,566,312

		HAND / MACHINE TOOLS- 1. 2%
13,000,000		Stanley Black & Decker (b)	5.7500	12/15/2053	14,157,000

		HOLDING COMPANIES - DIVERSIFIED - 1.6%
7,000,000		Hutchison Whampoa International 12 Ltd. (b)	6.0000	Perpetual	7,567,770
9,000,000		Noble Group LTD.	6.7500	1/29/2020	10,215,000
1,000,000		Noble Group LTD. (a)	6.7500	1/29/2020	1,135,000
					18,917,770
		INSURANCE - 7.7%
6,000,000	EUR	Aegon NV (b)	1.5280	Perpetual	5,963,079
6,322,000		Assured Guaranty US Holdings, Inc. (b)	6.4000	12/15/2066	5,847,850
8,000,000	EUR	AXA SA (b)	1.7940	Perpetual	8,207,402
5,000,000		Catlin insurance Co. Ltd. (a,b)	7.2490	Perpetual	5,187,500
2,250,000	EUR	CNP Assurances (b)	1.7800	Perpetual	2,223,112
15,000,000		Everest Reinsurance Holdings, Inc. (b)	6.6000	5/15/2037	15,843,750
8,053,000		ING Capital Funding Trust III (b)	3.8341	Perpetual	8,073,133
7,500,000	EUR	ING Groep NV (b)	1.5800	Perpetual	7,798,679
4,500,000	EUR	ING Groep NV (b)	1.9800	Perpetual	4,853,796
15,000,000		Lincoln National Corp. (b)	7.0000	5/17/2066	15,525,000
2,500,000		MBIA, Inc.	6.6250	10/1/2028	2,637,500
8,442,000		Progressive Corp. (b)	6.7000	6/15/2037	9,328,410
					91,489,211

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2014

Principal Amount ($)			Coupon Rate (%)	Maturity	Value ($)
		INVESTMENT COMPANIES - 0.9%
5,660,000		Ares Capital Corp.	4.8750	11/30/2018	5,999,724
4,000,000		Fifth Street Finance	4.8750	3/1/2019	4,181,352
					10,181,076
		IRON / STEEL - 1.4%
3,000,000		ArcelorMittal	9.5000	2/15/2015	3,112,500
8,000,000		Glencore Funding LLC (a,b)	1.5865	1/15/2019	8,093,456
2,000,000		Glencore Funding LLC (b)	1.5865	1/15/2019	2,019,066
3,000,000		Metalloinvest Finance Ltd.	6.5000	7/21/2016	3,007,500
500,000		Steel Dynamics, Inc.	7.6250	3/15/2020	531,250
					16,763,772
		LEISURE TIME - 0.0%
350,000		Royal Caribbean Cruises Ltd.	11.8750	7/15/2015	380,625

		LODGING - 1.7%
18,218,000		Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	7.7500	8/15/2020	19,766,530

		MACHINERY - DIVERSIFIED - 0.4%
2,000,000		Case New Holland, Inc. (a)	7.8750	12/1/2017	2,295,000
2,000,000		Case New Holland, Inc.	7.8750	12/1/2017	2,295,000
					4,590,000
		MEDIA - 1.0%
9,163,000		Net Servicos De Communicacao SA - PR	7.5000	1/27/2020	9,712,780
1,500,000		TV Azteca SAB de CV	7.5000	5/25/2018	1,593,750
					11,306,530
		MINING - 2.2%
7,000,000		Anglogold Ashanti Holdings PLC	8.5000	7/30/2020	7,883,750
5,000,000		FMG Resources August 2006 Pty Ltd. (a)	6.8750	2/1/2018	5,270,300
5,355,000		FMG Resources August 2006 Pty Ltd. (a)	8.2500	11/1/2019	5,883,806
6,000,000		MMC Norilsk Nickel OJSC via MMC Finance Ltd	4.3750	4/30/2018	5940000
1,000,000		Rio Tinto Finance USA PLC (b)	1.0721	6/17/2016	1,010,071
					25,987,927
		MUNICIPAL - 0.5%
5,100,000		Government Development Bank for Puerto Rico	4.3750	2/1/2019	3,813,474
1,942,500		Westchester Airport Associates Parking Facility Trust (a,c,g)	2.5000	8/1/2015	1,942,500
					5,755,974
		OIL & GAS - 7.4%
10,665,000		Chesapeake Energy Corp. (b)	3.4836	4/15/2019	10,798,313
6,000,000		Continental Resources, Inc.	5.0000	9/15/2022	6,480,000
6,000,000		Gazprom OAO Via Gaz Capital SA	6.2120	11/22/2016	6,273,636
3,000,000		Gazprom OAO Via Gaz Capital SA	8.1460	4/11/2018	3,322,500
1,700,000		Lukoil International Finance BV (a)	6.3750	11/5/2014	1,712,427
1,260,000		Newfield Exploration Co.	6.8750	2/1/2020	1,329,300
9,290,000		Petrobras Global Finance BV (b)	2.3736	1/15/2019	9,330,876
6,000,000		Petrobras International Finance Co.	3.5000	2/6/2017	6,159,546
12,250,000		Petroleos Mexicanos (b)	2.2536	7/18/2018	12,880,875
7,790,000		Plains Exploration & Production Co.	6.5000	11/15/2020	8,646,900
5,835,000		Plains Exploration & Production Co.	8.6250	10/15/2019	6,148,631
5,000,000		Rosneft Finance	7.5000	7/18/2016	5,231,250
8,281,000		United Refining Co.	10.5000	2/28/2018	8,984,885
					87,299,139
		OIL& GAS SERVICE - 0.8%
8,030,000		SESI LLC.	7.125	12/15/2021	9,093,975

		OTHER ABS - 11.4%
2,000,000		ACAS CLO Ltd. 2013-1A D (a,b)	3.8336	4/20/2025	1,917,200
4,000,000		ARES CLO Ltd. 2014-30A D (a.b)	3.0182	4/20/2023	3,788,400
2,000,000		Avenue CLO LTD. 2006-3A A3L (a,b)	0.9836	7/20/2018	1,976,000
2,000,000		Babson CLO Ltd 2011-I A C (a,b)	2.9841	9/28/2021	1,903,200
7,100,000		Callidus Debt Partners CLO Fund 5A C (a,b)	1.6821	11/20/2020	6,727,960
7,175,000		Canaras Summit CLO Ltd. 2007-1AD (a,b)	2.4810	6/19/2021	6,811,945
4,000,000		Chatham Light CLO Ltd. 2005-2AB (a,b)	0.9391	8/3/2019	3,932,400
7,270,000		CIFC Corp. 2006-1A 3L (a,b)	1.0036	10/20/2020	7,113,695
4,500,000		CIFC Funding LTD. 2006-2A B1L (a,b)	1.8336	3/1/2021	4,331,700
4,814,852		CIFC Funding 2006-II Ltd (a,b)	4.2336	3/1/2021	4,704,111
5,500,000		Doral CLO II Ltd. (a,b)	2.7349	5/26/2023	5,378,450
10,000,000		Fore CLO Ltd. 2007-1A C (a,b)	1.3336	7/20/2019	9,694,000
10,000,000		Fraser Sullivan CLO II Ltd. 2006-2A D (a,b)	1.7310	12/20/2020	9,385,000
2,440,000		Goldman Sachs Asset Management CLO PLC 2007-1A C (a,b)	1.3396	8/1/2022	2,343,376
6,160,172		Greens Creek Funding Ltd. 2007-1A D (a,b)	4.4836	4/18/2021	6,034,505
4,000,000		Gulf Stream - Compass CLO 2007-IB (a,b)	1.1351	10/28/2019	3,896,800

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2014

Principal Amount ($)			Coupon Rate (%)	Maturity	Value ($)
		OTHER ABS - 11.4% (Continued)
3,000,000		ING IM CLO 2011-1 Ltd. 2011-1A C (a,b)	3.5296	6/22/2021	2,919,900
3,125,000		Inwood Park CDO Ltd. 2006-1A D (a,b)	1.6336	1/20/2021	2,832,500
1,250,000		Jersey Street CLO Ltd. 2006-1A C (a,b)	0.9836	10/20/2018	1,225,000
3,000,000		Jersey Street CLO Ltd. 2006-1A D (a,b)	1.7836	10/20/2018	2,902,500
6,700,000		Liberty CLO Ltd. 2005-1A A4 (a,b)	0.7896	11/1/2017	6,558,630
5,000,000		NACM CLO I 2006-1A D (a,b)	4.2816	6/20/2019	4,983,000
5,000,000		Navigare Funding II Clo Ltd. 2007-2A D (a,b)	1.9331	4/17/2021	4,590,500
3,500,000		Nob Hill Clo Ltd. 2006-1A C (a,b)	1.0336	8/15/2018	3,433,500
3,300,000		Northwoods Capital VIII Ltd. 2007-8A D (a,b)	2.2351	7/28/2022	3,270,300
5,000,000		Schiller Park 2007-1A C (a,b)	0.9641	4/25/2021	4,710,500
4,000,000		Shinnecock CLO 2006-1A D (a,b)	2.0336	7/15/2018	3,736,400
7,000,000		TCW Global Project Fund II Ltd. 2004-1A B1(a,b)	2.1836	6/24/2016	6,055,000
6,750,000		Trimaran CLO V LTD. 2006-1A D (a,b)	2.0806	3/15/2018	6,507,000
1,000,000		Trimaran CLO VI LTD. 2006-2A B1L (a,b)	1.7896	11/1/2018	984,800
					134,648,272
		PIPELINES - 1.4%
1,750,000		Energy Transfer Partners LP (b)	3.2571	11/1/2066	1,649,375
6,737,000		Enterprise Products (b)	8.3750	8/1/2066	7,527,755
7,000,000		Enterprise Products (b)	7.0340	1/15/2068	7,933,513
					17,110,643
		SAVINGS & LOAN - 0.8%
8,500,000		First Niagara Financial Group, Inc.	7.2500	12/15/2021	9,828,278

		SHIPBUILDING - 0.4%
5,065,000		Huntington Ingalls Industries, Inc.	6.8750	3/15/2018	5,368,900

		TELECOMMUNICATIONS - 1.3%
2,000,000		AT&T, Inc. (b)	0.6201	2/12/2016	2,006,560
1,000,000		AT&T, Inc. (b)	0.9006	3/11/2019	1,010,013
5,000,000		Nokia OYJ	5.3750	5/15/2019	5,375,000
2,000,000		Telemar Norte Leste SA	5.5000	10/23/2020	1,980,000
2,000,000		Telemar Norte Leste SA	5.5000	10/23/2020	1,972,500
3,000,000		Vimpel Communications OJSC	8.2500	5/23/2016	3,138,750
					15,482,823
		TRANSPORTATION - 0.5%
500,000		Kansas City Southern de Mexico SA de LU (b)	0.9351	10/28/2016	502,725
5,000,000		Russian Railways via RZD Capital PLC	5.7390	4/3/2017	5,082,485
					5,585,210
		U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.0%
2,984		Freddie Mac REMICS 3107 YO (d,e,f)	0.0000	2/15/2036	2,421
16,934		Freddie Mac REMICS 3213 OH (d,e,f)	0.0000	9/15/2036	15,557
					17,978

		TOTAL BONDS & NOTES (Cost - $979,586,238)			995,095,686

		BANK LOANS - 0.6%
2,000,000		Goodyear Tire and Rubber (b)	4.7500	4/19/2019	2,011,260
1,974,937		Hertz Corp. (b)	3.7500	3/11/2018	1,958,901
2,026,667		Hilton Worldwide Finance (b)	3.5000	10/25/2020	2,014,000
853,333		Hilton Worldwide Finance (b)	3.5000	10/25/2020	848,000
495,000		HJ Heinz Co. (b)	3.2500	6/7/2019	494,693
495,000		HJ Heinz Co.(b)	3.5000	6/5/2020	495,619
		TOAL BANK LOANS (Cost $7,845,538)			7,822,473

		CONVERTIBLE BONDS - 6.3%
		COAL - 0.3%
5,000,000		Peabody Energy Corp.	4.7500	12/15/2041	3,618,750

		DIVERSIFED FINANCIAL SERVICES - 0.4%
5,000,000		BGC Partners, Inc.	4.5000	7/15/2016	5,303,125

		INVESTMENT COMPANIES - 2.4%
8,065,000		Apollo Investment Corp.	5.7500	1/15/2016	8,463,209
2,766,000		Ares Capital Corp.	4.7500	1/15/2018	2,909,486
4,000,000		Fifth Street Finance Corp.	5.3750	4/1/2016	4,200,000
2,000,000		Prospect Capital Corp.	5.5000	8/15/2016	2,075,000
8,000,000		Prospect Capital Corp.	5.8750	1/15/2019	8,350,000
2,000,000		Prospect Capital Corp. (a)	4.7500	4/15/2020	1,970,000
					27,967,695

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2014
Principal Amount ($)			Coupon Rate (%)	Maturity	Value ($)
		PACKAGING & CONTAINERS - 0.2%
2,000,000		Owens-Brockway Glass Container, Inc. (a)	3.0000	6/1/2015	2,036,250

		REITS - 3.0%
6,000,000		American Realty Capital Properties, Inc. Corp.	3.0000	8/1/2018	6,105,000
17,000,000		Annaly Capital Management, Inc.	5.0000	5/15/2015	17,286,875
12,000,000		IAS Operating Partnership LP (a)	5.0000	3/15/2018	11,767,500
					35,159,375

		TOTAL CONVERTIBLE BONDS (Cost - $73,895,808)			74,085,195
Shares			Dividend Rate (%)
		PREFERRED STOCK - 2.4%
		AUCTION RATE PREFERRED STOCKS - 0.1%
39		Eaton Vance Senior Floating-Rate Trust (c,g,h)	0.1200		975,000
27		Eaton Vance Senior Floating-Rate Trust (c,g,h)	0.1200		675,000
					1,650,000
		BANKS - 0.1%
1,494		Santander Financial Preferred SAV (b,h)	10.5000		1,571,681

		HOLDING COMPANIES - DIVERSIFIED - 1.4%
15,250		Pitney Bowes International Holdings, Inc. (a,h)	6.1250		16,503,359

		INSURANCE - 0.5%
52,647		Principal Financial Group, Inc. (b,h)	5.5630		5,414,744

		REITS - 0.3%
50,000		American Capital Agency Corp. (h)	7.7500		1,243,000
40,000		Rait Financial Trust (h)	7.1250		1,000,000
40,000		Resource Capital Corp. (b,h)	8.6250		980,400
					3,223,400

		TOTAL PREFERRED STOCK (Cost - $27,715,041)			28,363,184

		SHORT - TERM INVESTMENTS - 6.5%
		MONEY MARKET FUND - 6.5%
77,516,657		JPMorgan 100% US Treasury Securities Money Market Fund 0.00% (b)
		TOTAL SHORT-TERM INVESTMENTS (Cost - $77,516,657)			77,516,657

		TOTAL INVESTMENTS - 100.0% (Cost - $1,167,720,782) (i)			$ 1,183,973,109
		LIABILITIES LESS OTHER ASSETS - 0.0%			(497,524)
		NET ASSETS - 100.0%			$ 1,183,475,585

		ABS - Asset Backed Security	EUR - Euro
		REIT - Real Estate Investment Trust	GBP - British Pound
		REMICs - Real Estate Mortgage Investment Conduits
		Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates.
	(a)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in
		transactions exempt from registration to qualified institutional buyers. At August 31, 2014, these securities amounted
		to $243,647,199 or 20.6% of net assets.
	(b)	Variable rate security; the rate shown represents the rate at August 31, 2014.
	(c)	The value of this security has been determined in good faith under the polices of the Board of Trustees.
	(d)	Principal only bond - non income producing.
	(e)	Collateralized mortgage obligation (CMO).
	(f)	Issuer operates under a Congressional charter, its securities are neither issued nor guaranteed by the U.S.
		government. The Federal Home Loan Mortgage Corporation currently operates under a federal conservatorship.
	(g)	The Advisor or trustees have determined these securities to be illiquid. At August 31, 2014, these securities amounted
		to $3,592,500 or 0.30 % of net assets.
	(h)	Rate shown represents the dividend rate as of August 31, 2014.
	(i)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,167,728,642 and
		differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized Appreciation:		$ 23,034,358
			Unrealized Depreciation:		(6,789,891)
			Net Unrealized Appreciation:		$ 16,244,467

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2014

Shares					Value ($)
		COMMON STOCK - 0.5%
		INSURANCE - 0.1%
15,000		Blue Capital Reinsurance Holdings, Ltd.			274,950

		INVESTMENT COMPANIES - 0.4%
50,000		Fifth Street Finance Corp.			491,500
50,000		Fifth Street Senior Floating Rate Corp.			617,000
					1,108,500

		TOTAL COMMON STOCK - (Cost - $1,443,000)			1,383,450

Principal Amount ($)			Coupon Rate (%)	Maturity
		BONDS & NOTES - 73.3%
		ASSET BACKED - 3.7%
1,000,000		OnDeck Capital, Inc. (a,d)	7.0000	5/1/2016	1,000,000
2,000,000		OnDeck Capital, Inc. (a,d)	7.0000	6/3/2015	2,000,000
2,000,000		OnDeck Capital, Inc. (a,d)	7.0000	8/1/2015	2,000,000
1,000,000		OnDeck Capital, Inc. (a,d)	8.0000	1/28/2015	1,010,398
1,500,000		OnDeck Capital, Inc. (a,d)	8.0000	3/4/2015	1,518,169
1,500,000		OnDeck Capital, Inc. (a,d)	8.0000	8/31/2015	1,510,356
1,000,000		OnDeck Capital, Inc. (a,d)	8.0000	12/6/2015	1,009,532
					10,048,455
		BANKS - 12.6%
2,000,000	EUR	Banque Fed Cred Mutual (b)	1.6850	Perpetual	1,982,687
500,000	GBP	Barclays Bank PLC (b)	14.0000	Perpetual	1,115,581
689,000		BPCE SA (b)	2.8300	Perpetual	614,829
752,000	EUR	Credit Agricole SA (b)	1.9350	Perpetual	757,874
960,000	EUR	Deutsche Bank Capital Finance Trust I (b)	1.7500	Perpetual	969,181
1,000,000	EUR	Deutsche Bank Capital Funding Trust II (b)	6.3400	Perpetual	1,315,753
660,000	EUR	Deutsche Bank Capital Funding Trust VI (b)	5.9560	Perpetual	864,354
3,000,000		J.P. Morgan Chase & Co. (b)	6.1250	Perpetual	3,090,879
2,000,000		J.P. Morgan Chase & Co. (b)	6.7500	Perpetual	2,157,500
5,000,000		M&T Bank Corp. (b)	6.4500	Perpetual	5,400,000
2,000,000		Morgan Stanley (b)	5.4500	Perpetual	2,037,500
1,200,000	EUR	Nordea Bank AB (b)	1.8830	Perpetual	1,280,513
500,000		Nordea Bank AB (b)	8.3750	Perpetual	516,750
3,000,000		PNC Financial Services Group, Inc. (b)	6.7500	Perpetual	3,383,256
2,000,000		State Street Capital Trust IV	1.2306	6/15/2037	1,737,500
8,000,000		VTB Bank OJSC (b)	9.5000	Perpetual	7,483,440
					34,707,597
		COMMERCIAL SERVICES - 0.3%
1,000,000		Weight Watchers International, Inc. (b)	4.0000	4/2/2020	785,000

		DIVERSIFIED FINANCIAL SERVICES - 10.9%
390,000		Cantor Fitzgerald LP (c)	6.3750	6/26/2015	405,113
2,085,000		Cantor Fitzgerald LP (c)	7.8750	10/15/2019	2,304,342
2,195,000		General Electric Capital Corp. (b)	6.3750	11/15/2067	2,439,523
5,000,000		Glen Meadow Pass Through (b,c)	6.5050	2/12/2067	5,000,000
3,000,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp.	6.0000	8/1/2020	3,217,500
2,000,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp.	4.8750	3/15/2019	2,060,000
3,578,000		KCG Holdings, Inc. (c)	8.2500	6/15/2018	3,810,570
4,000,000		Nelnet, Inc. (b)	3.6091	9/29/2036	3,115,000
4,672,000		Scottrade Financial Services, Inc. (c)	6.1250	7/11/2021	4,896,952
3,000,000		USB Realty Corp. (b,c)	1.3806	Perpetual	2,775,000
					30,024,000
		ELECTRIC - 0.9%
1,300,000		Enel SpA (b,c)	8.7500	9/24/2073	1,534,000
1,000,000		NextEra Energy Capital Holdings, Inc. (b)	6.3500	10/1/2066	1,000,479
					2,534,479
		HAND / MACHINE TOOLS - 0.8%
2,000,000		Stanley Black & Decker (b)	5.7500	12/15/2053	2,178,000

		HOLDING COMPANIES - 1.8%
1,500,000		Noble Group Ltd.	6.7500	1/29/2020	1,702,500
1,000,000		Noble Group Ltd. (c)	6.7500	1/29/2020	1,135,000
2,000,000		Votorantim Cimentos SA	7.2500	4/5/2041	2,161,200
					4,998,700
Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2014

Principal Amount ($)			Coupon Rate (%)	Maturity	Value ($)
		INSURANCE - 17.7%
4,815,000		AllState Corp. (b)	6.1250	5/15/2037	5,146,031
4,500,000		Assured Guaranty Ltd. (b)	6.4000	12/15/2066	4,162,500
1,644,000	EUR	AXA SA (b)	1.7940	Perpetual	1,686,621
1,656,000	EUR	CNP Assurances (b)	1.7800	Perpetual	1,636,211
2,600,000		Everest Reinsurance Holdings (b)	6.6000	5/15/2037	2,746,250
2,000,000		Fairfax Financial Holdings Ltd. (c)	5.8000	5/15/2021	2,182,566
3,000,000		Genworth Holding, Inc.-Cl A (b)	6.1500	11/15/2066	2,647,500
1,000,000		Great-West Life & Annuity Insurance Capital LTD. (b,c)	7.1530	5/16/2046	1,036,943
750,000		ING Capital Funding Trust III (b)	3.8341	Perpetual	751,875
1,443,000	EUR	ING Groep NV (b)	1.9800	Perpetual	1,556,450
1,890,100	EUR	ING Groep NV (b)	1.5800	Perpetual	1,965,371
6,000,000		Lincoln National Corp. (b)	7.0000	5/17/2066	6,210,000
6,000,000		MBIA, Inc. (b)	6.6250	10/1/2028	6,330,000
3500000		StanCorp Financial Group, Inc.	6.9000	6/1/2067	3,657,500
7,086,000		XL Group PLC (b)	6.5000	Perpetual	6,864,563
					48,580,381
		INVESTMENT COMPANY - 1.4%
3,000,000		Fifth Street Finance Corp.	4.8750	3/1/2019	3,136,014
600,000		Prospect Capital Corp.	5.8750	3/15/2023	634,812
					3,770,826
		IRON / STEEL - 1.8%
1,500,000		Metalloinvest Finance LT	5.6250	4/17/2020	1,376,250
3,000,000		Vale Overseas	6.8750	11/10/2039	3,600,870
					4,977,120
		MINING - 4.2%
2,000,000		AngloGold Ashanti Holdings PLC	8.5000	7/30/2020	2,252,500
3,600,000		Kinross Gold Corp. (c)	5.9500	3/15/2024	3,751,214
2,500,000		Kinross Gold Corp.	6.8750	9/1/2041	2,600,543
3,000,000		MMC Norilsk Nickel OJSC	5.5500	10/28/2020	2,977,500
					11,581,757
		MUNICIPAL - 0.6%
2,340,000		Government Development Bank for Puerto Rico	4.3750	2/1/2019	1,749,712

		OIL & GAS - 4.7%
4,000,000		Gazprom OAO Via Gaz Capital SA	8.6250	4/28/2034	4,600,800
2,100,000		Gazprom OAO Via Gaz Capital SA	9.2500	4/3/2019	2,415,000
400,000		Gazprom OAO Via Gaz Capital SA (c)	9.2500	4/3/2019	460,000
150,000		Lukoil International Finance BV (c)	6.3750	11/5/2014	151,096
1,500,000		Petrobras International Finance Co.	5.3750	1/27/2021	1,588,950
3,535,000		United Refining Co.	10.5000	2/28/2018	3,835,475
					13,051,321
		OTHER ABS - 1.3%
2,000,000		Fortress Credit BSL Ltd. (b,c)	3.1336	1/19/2025	1,921,200
1,708,971		Madison Park Funding IV Ltd. (b,c)	3.8296	3/22/2021	1,654,797
					3,575,997
		PIPELINES - 2.6%
3,300,000		Access Midstream Partners LP	6.1250	7/15/2022	3,605,250
3,231,000		Enterprise Products Operating LLC (b)	7.0340	1/15/2068	3,661,883
					7,267,133
		SAVINGS & LOANS - 1.9%
4,455,000		First Niagara Financial Group	7.2500	12/15/2021	5,151,174

		TELECOMMUNICATIONS - 6.1%
1,000,000	EUR	America Movil SAB de C.V. (b)	6.3750	9/6/2073	1,539,711
2,000,000		CenturyLink, Inc.	7.6000	9/15/2039	2,045,000
7,500,000		Frontier Communications	9.0000	8/15/2031	8,193,750
300,000		Telemar Norte Leste SA	5.5000	10/23/2020	297,000
1,700,000		Telemar Norte Leste SA	5.5000	10/23/2020	1,676,625
1,000,000		United States Cellular Corp.	6.7000	12/15/2033	1,002,763
2,000,000		Vimpelcom Holdings	7.5043	3/1/2022	1,987,580
					16,742,429

		TOTAL BONDS & NOTES (Cost - $199,244,019)			201,724,081
Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2014

Principal Amount ($)			Coupon Rate (%)	Maturity	Value ($)
		CONVERTIBLE BONDS - 7.1%
		COAL - 0.8%
3,000,000		Peabody Energy Corp.	4.7500	12/15/2041	2,171,250

		DIVERSIFIED FINANCIAL SERVICES - 0.8%
2,000,000		BGC Partners, Inc.	4.5000	7/15/2016	2,121,250

		INVESTMENT COMPANIES - 1.8%
500,000		Apollo Investment Corp.	5.7500	1/15/2016	524,688
2,200,000		Prospect Capital Corp.	5.8750	1/15/2019	2,296,250
2,000,000		TCP Capital Corp. (c)	5.2500	12/15/2038	2,003,750
					4,824,688
		OIL & GAS - 1.2%
3,526,000		Chesapeake Energy Corp.	2.2500	12/15/2038	3,406,997

		REITS - 2.5%
2,000,000		American Realty Capital Properties, Inc.	3.7500	12/15/2020	2,077,510
5,000,000		IAS Operating Partnership LP (c)	5.0000	3/15/2018	4,903,125
					6,980,635

		TOTAL CONVERTIBLE BONDS (Cost - $19,427,472)			19,504,820

Shares			Dividend Rate (%)
		PREFERRED STOCK - 2.5%
		DIVERSIFIED FINANCIAL - 1.1%
63,760		SLM Corp.	6.9700	Perpetual	3,158,670

		HOLDING COMPANIES-DIVERSIFIED - 1.4%
3,500		Pitney Bowes International Holdings, Inc. (c)	6.1250	Perpetual	3,787,656

		TOTAL PREFERRED STOCK (Cost - $6,807,016)			6,946,326

		MUTUAL FUNDS - 5.2%
		CLOSED-END FUNDS - 5.2%
200,000		Alliance Bernstein Income Fund, Inc.			1,516,000
50,000		BlackRock Credit Allocation Income Trust			678,500
100,000		BlackRock Multi-Sector Income Trust			1,838,000
180,000		DoubleLine Income Solutions Fund			3,913,200
50,000		Eaton Vance Limited Duration Income Fund			758,000
40,000		Legg Mason BW Global Income Opportunities Fund, Inc.			735,600
100000		Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.			1,298,000
150,000		PIMCO Dynamic Credit Income Fund			3,490,500
		TOTAL MUTUAL FUNDS (Cost - $14,453,470)			14,227,800

		EXCHANGE TRADED NOTE - 1.3%
155,000		ETRACS Monthly Pay 2xLeveraged Mortgage REIT ETN (Cost - $3,332,778)			3,560,614

		SHORT-TERM INVESTMENTS - 9.1%
		MONEY MARKET FUND - 9.1%
25,035,834		JPMorgan 100% US Treasury Securities Money Market Fund 0.00% (b)			25,035,834
		(Cost - $25,035,834)

		TOTAL INVESTMENTS - 99.0% (Cost - $269,743,589) (e)			$ 272,382,925
		OTHER ASSETS LESS LIABILITIES- 1.0%			2,767,438
		NET ASSETS - 100.0%			$ 275,150,363

	ETN - Exchange Traded Notes	EUR - Euro
	REIT - Real Estate Investment Trust	GBP - British Pound
	Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates.
(a)	The value of this security has been determined in good faith under the policies of the Board of Trustees.
(b)	Variable rate security; the rate shown represents the rate at August 31, 2014.
(c)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in
	transactions exempt from registration to qualified institutional buyers. At August 31, 2014, these securities amounted to
	$25,322,588 or 9.2% of net assets.
(d)	The Advisor or trustees have determined these securities to be illiquid at August 31, 2014, these securities amounted to
	$10,048,455 or 3.6% of net assets.
(e)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $270,022,703
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized Appreciation:		$ 4,640,108
			Unrealized Depreciation:		(2,279,886)
			Net Unrealized Appreciation:		$ 2,360,222

Leader Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2014

The following is a summary of significant accounting policies followed by the Funds in preparation of its portfolio of investments.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange (“NYSE”) close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Each Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process -  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each Fund has the ability to access.

Leader Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2014

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of August 31, 2014 for each Fund’s assets and liabilities at fair value.

Leader Short Term Bond Fund
Assets *		Level 1	Level 2	Level 3	Total
Investments
Common Stock		$ 1,089,914	$ -	$ -	$ 1,089,914
Bonds & Notes		-	995,095,686	-	995,095,686
Bank Loans		-	7,822,473	-	7,822,473
Convertible Bonds		-	74,085,195	-	74,085,195
Preferred Stock		26,713,184	1,650,000	-	28,363,184
Short-Term Investments		77,516,657	-	-	77,516,657
Total Investments		$ 105,319,755	$ 1,078,653,354	$ -	$ 1,183,973,109
Asset -Derivative
Forward Currency Contracts		$ -	$ 1,451,147	$ -	$ 1,451,147
Liabilities -Derivative
Forward Currency Contracts		$ -	$ (1,367,398)	$ -	$ (1,367,398)

Leader Total Return Fund

Assets *		Level 1	Level 2	Level 3	Total
Investments
Common Stock		$ 1,383,450	$ -	$ -	$ 1,383,450
Bonds & Notes		-	201,724,081	-	201,724,081
Convertible Bonds		-	19,504,820	-	19,504,820
Preferred Stock		6,946,326	-	-	6,946,326
Mutual Funds		14,227,800			14,227,800
Exchange Traded Note		3,560,614			3,560,614
Short-Term Investments		25,035,834	-	-	25,035,834
Total Investments		$ 51,154,024	$ 221,228,901	$ -	$ 272,382,925
Asset- Derivatives
Forward Foreign Currency Exchange Contracts		$ -	$ 529,944	$ -	$ 529,944
Liabilities - Derivatives
Forward Foreign Currency Exchange Contracts		$ -	$ (187,562)	$ -	$ (187,562)
* Refer to the Portfolio of Investments for industry classification.
The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Leader Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2014

Forward Foreign Currency Exchange Contracts – Each Fund may enter into Forward Foreign Currency Exchange Contracts (“Forward Contracts”), in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy.  When executing Forward Contracts, the Funds are obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.  With respect to sales of forwards contracts, each Fund would incur a loss if the value of the contract increases between the date the Forward Contract is opened and the date the Forward Contract is closed. The Funds realize a gain if the value of the contract decreases between those dates.  With respect to purchases of forward contracts, the Funds would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the Forward Contract is closed.  The Funds realize a gain if the value of the contract increases between those dates. The Funds are exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The Funds are also exposed to credit risk associated with counterparty nonperformance on these Forward Contracts, which is typically limited to the unrealized gain on each open contract.

Leader Short-Term Bond Fund
					Unrealized
	Settlement	Local	Local	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Currency	Market Value	(Depreciation)
To Buy:
Euro	9/4/2014	JP Morgan	59,867,397	$ 78,870,658	$ (686,751)
British Pound	9/4/2014	JP Morgan	8,604,992	14,287,226	26,027
Total:			68,472,389	$ 93,157,884	$ (660,724)

To Sell:
British Pound	9/4/2014	JP Morgan	8,570,000	$ 14,229,128	$ (659,637)
Euro	9/4/2014	JP Morgan	59,865,000	78,867,500	1,365,816
British Pound	9/4/2015	JP Morgan	4,400,000	7,273,530	(21,010)
Euro	9/4/2015	JP Morgan	42,000,000	55,523,496	59,304
Total:			114,835,000	$ 155,893,654	$ 744,473

	Net unrealized appreciation on forward foreign currency contracts: $ 83,749
Leader Total Return Fund
					Unrealized
	Settlement		Local	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Currency	Market Value	(Depreciation)
To Buy:
British Pound	9/4/2014	JP Morgan	670,000	$ 1,112,429	$ 2,909
Euro	9/4/2014	JP Morgan	13,699,312	18,047,782	(116,732)
Total:			14,369,312	$ 19,160,211	$ (113,823)
To Sell:
Euro	9/4/2014	JP Morgan	13,659,000	$ 17,994,674	$ 479,477
British Pound	9/4/2014	JP Morgan	670,000	1,112,429	(67,631)
British Pound	9/4/2015	JP Morgan	670,000	1,107,560	(3,199)
Euro	9/4/2015	JP Morgan	12,020,000	15,890,296	47,558
Total:			27,019,000	$ 36,104,959	$ 456,205

	Net unrealized appreciation on forward foreign currency contracts: $ 342,382
The amounts of derivative instruments disclosed, in the Portfolio of Investments at August 31, 2014 is a reflection of the volume of derivative activity for each Fund.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/26/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/26/2014

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/26/2014